Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies.
Commitments and Contingencies

14. Commitments and Contingencies

Legal Proceedings

From time to time, the Company is a party to litigation or legal proceedings arising in the ordinary course of business. The Company is not currently a party to any litigation or legal proceeding, nor is management aware of any pending or threatened litigation that, in the opinion of the Company’s management, is likely to materially affect the Company’s business or financial results. At each reporting date, the Company evaluates whether a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. The Company expenses the costs related to its legal proceedings as incurred.

10. Commitments and Contingencies

Legal Proceedings

The Company, from time to time, is a party to litigation or legal proceedings arising in the ordinary course of business. The Company is not a party to any litigation or legal proceedings, nor is management aware of any pending or threatened litigation that, in the opinion of the Company’s management, are likely to materially affect the Company’s business or financial results. At each reporting date, the Company evaluates whether a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. The Company expenses the costs related to its legal proceedings as incurred.